LOANS AND BORROWINGS (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
LOANS AND BORROWINGS
Lease liability	£ 448	£ 370
Total non-current liabilities	53,296	30,669
Current borrowings and current portion of non-current borrowings
Loan and Borrowings	9,624	23,391
Lease liability	4	7
Total current liabilities	9,628	23,398
Bond
LOANS AND BORROWINGS
Loans and borrowing	31,356	26,908
Galaxy loan
LOANS AND BORROWINGS
Loans and borrowing	19,183
Current borrowings and current portion of non-current borrowings
Loan and Borrowings	8,819	22,239
Mortgages - Quebec facilities
LOANS AND BORROWINGS
Loans and borrowing	2,309	3,391
Current borrowings and current portion of non-current borrowings
Loan and Borrowings	£ 805	£ 1,152